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                                                                                        EXHIBIT 99.2

                                              EXHIBIT C

                            FORM OF MONTHLY REPORT TO CERTIFICATEHOLDERS

                         FIRST NATIONAL MASTER NOTE TRUST VFN SERIES 2007-2
                              MONTHLY PERIOD ENDING: DECEMBER 31, 2007

     The undersigned, a duly authorized representative of First National Bank of Omaha ("FNBO"), as
Servicer pursuant to the Transfer and Servicing Agreement, dated as of October 24, 2002 (as amended, the "Transfer and Servicing Agreement") by and between FNBO, as Servicer, First National Funding
LLC, as Transferor, and First National Master Note Trust, as Issuer, does hereby certify as follows:

(a)  The rights of the Issuer under the Transfer and Servicing Agreement have been assigned to the
     Bank of New York, as Indenture Trustee, under the Master Indenture, dated as of October 24,
     2002 (the "Indenture"), by and between Issuer and the Indenture Trustee, and acknowledged by
     Transferor and Servicer, as supplemented by the Series 2007-2 Indenture Supplement, dated as of
     November 29, 2007, by and between Issuer and Indenture Trustee, and acknowledged by Transferor and Servicer (the "Supplement"). Capitalized terms used in this Certificate have their respective meanings set forth in the Transfer and Servicing Agreement. References herein to certain sections and subsections are references to the respective sections and subsections of the Supplement. This report is delivered pursuant to Section 5.03(a) of the Supplement.

(b)  FNBO is the Servicer under the Transferor and Servicing Agreement and the Pooling and Servicing
     Agreement.

(c)  The undersigned is a Servicing Officer.

(d)  With respect to this Certificate:

     The Monthly Period is:                                    December 31, 2007
     The Determination Date is:                                  January 9, 2008
     The Record Date is:                                       December 31, 2007
     The Transfer Date is:                                      January 14, 2008
     The Distribution Date is:                                  January 15, 2008
     The Controlled Accumulation Date is:                       December 1, 2008
     The Interest Period begins:                               November 29, 2007
     The Interest Period ends:                                  January 14, 2008
     Number of days in Interest Period:                                       47

(e)  To the knowledge of the undersigned, there are no Liens on any Receivable in the Trust except as described below:

                                                               None

(f)  To the knowledge of the undersigned, no Series 2007-2 Pay Out Event and no Trust Pay Out Event
     has occurred except as described below:

                                                               None

(g)  As of the date hereof the Available Spread Account Amount equals the Required Spread Account
     Amount and, if the Reserve Account Funding Date has occurred, the Available Reserve Account
     Amount equals the Required Reserve Account Amount.

A.   INFORMATION REGARDING THE PERFORMANCE OF THE RECEIVABLES

     1.   Number of Accounts at Beginning of Monthly Period                                2,240,567

          Number of Accounts at End of Monthly Period                                      2,379,717

          Average Account Balance at End of Monthly Period                         $        1,059.17

     2.   Principal Receivables

          (a)  Beginning of the Monthly Period                                     $2,137,773,448.54

          (b)  End of the Monthly Period                                           $2,495,586,368.70

          (c)  Average Principal Receivables                                       $2,459,416,174.22

     3.   Increase in Principal Receivables from Account Additions                       398,793,326

          Increase in Finance Charge Receivables from Account Additions                    1,204,320

          Increase in Total Receivables from Account Additions                           399,997,646

     4.   Decrease in Principal Receivables from Removed Accounts                                 --

          Decrease in Finance Charge Receivables from Removed Accounts                            --

          Decrease in Total Receivables from Removed Accounts                                     --

     5.   Delinquent Balances

                              Delinquency                      Aggregate Account     Percentage of
                               Category                             Balance        Total Receivables
          ------------------------------------------------------------------------------------------
          (a)  30 to 59 days                                   $   22,440,337.73                0.89%
          (b)  60 to 89 days                                   $   17,595,639.85                0.70%
          (c)  90 to 119 days                                  $   13,936,788.56                0.55%
          (d)  120 to 149 days                                 $   11,531,167.81                0.46%
          (e)  150 or more days                                $    9,831,492.97                0.39%
                  Total:                                       $   75,335,426.92                2.99%

     6.   Aggregate amount of Collections

          (a)  Total Collections                                                   $  390,398,948.53

          (b)  Total Collections of Principal Receivables                          $  360,726,974.65

          (c)  Total Collections of Finance Charge Receivables                     $   29,671,973.88

          (d)  Aggregate Allocation Percentages for Outstanding Series                         97.51%

          (e)  Aggregate Allocation Percentage of Principal Collections                        97.51%

          (f)  Aggregate Allocation Percentage of Finance Charge Collections                   97.51%

     7.   Aggregate amount of Principal Receivables in Accounts which became
          Defaulted Accounts during the Monthly Period                             $   10,589,659.74

     8.   Servicer Interchange                                                     $      584,375.00

     9.   The aggregate amount of Finance Charge Collections for the Receivables
          Trust for the Monthly Period

          (a)  Interchange                                                         $    6,490,349.21

          (b)  Recoveries                                                          $    2,186,636.14

          (c)  Finance Charges and Fees                                            $   29,671,973.88

          (d)  Discount Receivables                                                $              --
                                                                                   -----------------
               Total                                                               $   38,348,959.23

     10.  Aggregate Uncovered Dilution Amount for the Monthly Period               $              --

     11.  End of Monthly Period Trust Receivables                                  $2,520,517,534.56

B.   OUTSTANDING SECURITIES INFORMATION (TRUST LEVEL)

     1.   Outstanding principal balance of all securities secured by pool assets
          (sum of all Series)

          (a)  At end of prior Distribution Date                                   $1,875,000,000.00

          (b)  Increase due to new securities issued                               $              --

          (c)  Decrease due to principal payments                                  $              --

          (d)  Increases in variable securities                                    $  300,000,000.00

          (e)  Decreases in variable securities                                    $              --

          (f)  At end of Distribution Date                                         $2,175,000,000.00

C.   INFORMATION REGARDING THE SERIES 2007-2 NOTES

     1.   Collateral Amount at the close of business on the prior Distribution
          Date                                                                     $  425,000,000.00

          (a)  Reductions due to Investor Charge-Offs (including Uncovered
               Dilution Amounts) made on the related Distribution Date             $              --

          (b)  Reimbursements to be made on the related Distribution Date from
               Available Finance Charge Collections                                $              --

          (c)  Collateral Amount at the close of business on the Distribution
               Date                                                                $  425,000,000.00

     2.   Note Principal Balance at the close of business on the prior
          Distribution Date

          (a)  Class A Note Principal Balance                                      $  349,550,000.00

          (b)  Class B Note Principal Balance                                      $   34,000,000.00

          (c)  Class C Note Principal Balance                                      $   41,450,000.00
                                                                                   -----------------
               Total Note Principal Balance                                        $  425,000,000.00

     3.   Series Allocation Percentages for the Monthly Period

          (a)  Principal Collections                                                           19.88%

          (b)  Finance Charge Collections                                                      19.88%

          (c)  Default Amounts                                                                 19.88%

     4.   Investor Principal Collections processed during the Monthly Period and
          allocated to the Series                                                  $   71,712,522.56

     5.   Excess Principal Collections available from other Group I Series
          allocated to the Series                                                  $              --

     6.   Aggregate amounts treated as Available Principal Collections pursuant
          to subsections 4.04(a)(v) and (vi) of the related Indenture Supplement   $    2,105,224.36

     7.   Reallocated Principal Collections (up to the Monthly Principal
          Reallocation Amount) applied pursuant to Section 4.06 of the related
          Indenture Supplement                                                     $              --

     8.   AVAILABLE PRINCIPAL COLLECTIONS (4+5+6-7)                                $   73,817,746.92

     9.   Principal Accumulation Investment Earnings                               $              --

     10.  Investor Finance Charge Collections (including Interchange and
          Recoveries) processed during the Monthly Period                          $    7,623,773.10

     11.  Excess Finance Charge Collections from Group I allocated to the Series   $              --

     12.  Reserve Account withdrawals pursuant to Section 4.10(b) or (d)           $              --

     13.  Excess amounts from Spread Account to be treated as Available Finance
          Charge Collections pursuant to Section 4.11(g)                           $              --

     14.  AVAILABLE FINANCE CHARGE COLLECTIONS (9+10+11+12+13)                     $    7,623,773.10

     15. Available Finance Charge Collections were allocated in the following priority:

          (a)  to Class A Noteholders,

               Class A Monthly Interest                                            $    2,536,774.16

               Class A Interest Shortfall                                          $              --

               Class A Default Amount                                              $              --

               Class A Default Amount previously due but not distributed           $              --

               Total                                                               $    2,536,774.16

          (b)  to Class B Noteholders,

               Class B Monthly Interest                                            $      268,941.18

               Class B Interest Shortfall                                          $              --

               Class B Default Amount                                              $              --

               Class B Default Amount previously due but not distributed           $              --

               Total                                                               $      268,941.18

          (c)  to Servicer, the Noteholder Servicing Fee (after adjustment for
               Servicer Interchange shortfall, if any)                             $      779,167.00

          (d)  to Class C Noteholders,

               Class C Monthly Interest                                            $      395,515.04

               Class C Interest Shortfall                                          $              --

               Class C Default Amount                                              $              --

               Class C Default Amount previously due but not distributed           $              --

               Total                                                               $      395,515.04

          (e)  Investor Default Amount and Uncovered Dilution Amount were
               included in Available Principal Collections                         $    2,105,224.36

          (f)  Investor Charge-Offs and Reallocated Principal Collections not
               previously reimbursed were included in Available Principal
               Collections                                                         $              --

          (g)  to Reserve Account, excess of Required Reserve Account Amount
               over the Available Reserve Account Amount                           $              --

          (h)  amount required to be deposited or paid under the Class B Note
               Purchase agreement                                                  $              --

          (i)  to Spread Account, excess of Required Spread Account Amount over
               the Available Spread Account Amount                                 $              --

          (j)  amount required to be deposited or paid under the Class C Note
               Purchase agreement                                                  $              --

          (k)  balance constitutes Excess Finance Charge Collections               $    1,538,151.36

     16. Available Principal Charge Collections were allocated in the following priority:

          (a)  during Revolving Period, treated as Excess Principal Collections    $   73,817,746.92

          (b)  with respect to Accumulation Period,

               (i)  Monthly Principal deposited to Principal Accumulation
                    Account                                                        $              --

               (ii) balance treated as Excess Principal Collections                $              --

          (c)  with respect to Rapid Amortization Period,

              (i)   Monthly Principal to Class A Noteholders up to Class A Note
                    Principal Balance                                              $              --

              (ii)  Monthly Principal to Class B Noteholders up to Class B Note
                    Principal Balance                                              $              --

              (iii) Monthly Principal to Class C Noteholders up to Class C Note
                    Principal Balance                                              $              --

              (iv)  balance treated as Excess Principal Collections                $              --

     17.  Excess funds were allocated in the following order of priority:

          (a)  Excess Finance Charge Collections,

              (i)   to other Excess Allocation Series in Group One, for finance
                    charge shortfalls                                              $              --

              (ii)  to the Successor Servicer, for any upaid excess servicing fees

                    For this Series                                                $              --

                    For other Series                                               $              --

              (iii) the balance to Holder of the Transferor Interest               $    1,538,151.36

          (b)  Excess Principal Collections,

              (i)   to other Excess Allocation Series in Group One, for principal
                    shortfalls                                                     $              --

              (ii)  to be applied as principal for variable funding
                    Certificates or Notes in Group One                             $              --

              (iii) the balance to Holder of the Transferor Interest               $   73,817,746.92

     18. The aggregate amount of all Principal Receivables in Accounts which became Defaulted Accounts during the Monthly Period which were allocated to the Series

          (a)  Default Amount                                                      $   10,589,659.74

          (b)  Allocation Percentage (B.3.(c) above)                                           19.88%
                                                                                   -----------------
          (c)  Total Investor Default Amount (axb)                                 $    2,105,224.36

     19.  Uncovered Dilution Amount allocated to the Series for the Monthly
          Period

          (a)  Dilutions not covered by Transferor                                 $              --

          (b)  Allocation Percentage (B.3.(c) above)                                           19.88%
                                                                                   -----------------
          (c)  Total Uncovered Dilution Amount (axb)                               $              --

     20.  Investor Charge-Offs (including any Uncovered Dilution Amount not
          covered by the Transferor) for the Monthly Period                        $              --

     21.  Ratings of the Class A Notes

          Moody's                                                                                Aaa
          S&P                                                                                    AAA

     22.  Ratings of the Class B Notes

          Moody's                                                                                 A2
          S&P                                                                                      A

     23.  Ratings of the Class C Notes

          Moody's                                                                               Baa2
          S&P                                                                                    BBB

     24.  Note Interest Rate for the Monthly Period

          (a)  Class A Note Interest Rate                                                    8.02697%

          (b)  Class B Note Interest Rate                                                    8.74898%

          (c)  Class C Note Interest Rate                                                   10.55401%

     25. Ending Note Principal Balance on the Distribution Date, after taking into account distributions on the Notes:

          (a)  Class A Note Principal Balance                                      $  349,550,000.00

          (b)  Class B Note Principal Balance                                      $   34,000,000.00

          (c)  Class C Note Principal Balance                                      $   41,450,000.00
                                                                                   -----------------
          Total Note Principal Balance                                             $  425,000,000.00

D.   QUARTERLY NET YIELD

                                                                   12/31/2007          11/30/2007        10/31/2007
                                                                 Monthly Period      Monthly Period    Monthly Period
                                                               ------------------------------------------------------
     Yield                                                                 19.84%
     Less Investor Default Amt (18c)                                        5.48%
     Less Uncovered Dilution Amt (19c)                                      0.00%
                                                                           -----
          (a) Portfolio Yield                                              14.36%
     Monthly Interest                                                       5.85%
     Plus Noteholder Servicing Fee                                          2.00%
                                                                           -----
          (b) Base Rate                                                     7.85%
                                                                           -----   -----------------   --------------
          (a)-(b) = Net Yield Percentage                                    6.51%               5.98%            5.65%
          Quarterly Net Yield for the Distribution Date                     6.05%

E.   INFORMATION REGARDING THE PRINCIPAL ACCUMULATION ACCOUNT

          1.   Opening Principal Accumulation Account Balance on the
               Distribution Date for the Monthly Period                            $            0.00

          2.   Controlled Deposit Amount to be deposited to the Principal
               Accumulation Account on the Distribution Date for the Monthly
               Period                                                              $            0.00

               (a)  Controlled Accumulation Amount                                 $            0.00

               (b)  Accumulation Shortfall                                         $            0.00

               (c)  Controlled Deposit Amount (a+b)                                $            0.00

          3. Amounts withdrawn from the Principal Accumulation Account for distribution to Noteholders on the related Distribution Date

               (a)  Distribution in reduction of the Class A Notes                 $            0.00

               (b)  Distribution in reduction of the Class B Notes                 $            0.00

               (c)  Distribution in reduction of the Class C Notes                 $            0.00

          4.   Principal Accumulation Account ending balance after deposit or
               withdrawal on the Distribution Date                                 $            0.00

F.   INFORMATION REGARDING THE SPREAD ACCOUNT

     1.   Opening Available Spread Account Amount on the Distribution Date         $    4,250,000.00

     2.   Aggregate amount required to be withdrawn pursuant to Section 4.11(c)
          for distribution to Class C Noteholders pursuant to Section 4.04
          (a)(iv)                                                                  $              --

     3.   Aggregate amount required to be withdrawn pursuant to Section 4.11(d)
          or 4.11(e) for distribution in reduction of the Class C Note Principal
          Balance                                                                  $              --

     4.   Spread Account Percentage for the Distribution Date                                   1.00%

     5.   Closing Required Spread Account Amount for the Distribution Date         $    4,250,000.00

     6.   Amount on deposit in Spread Account after required withdrawals on the
          Distribution Date (1-(2+3))                                              $    4,250,000.00

     7.   Spread Account Deficiency, if any (5 MINUS 6)                            $              --

     8.   Amounts deposited pursuant to Section 4.04(a)(viii) or 4.10(e)           $              --

     9.   Remaining Spread Account Deficiency, if any (7 minus 8)                  $              --

     10.  Spread Account Surplus, if any (6 minus 5), included in Available
          Finance Charge Collections                                               $              --

G.   INFORMATION REGARDING THE RESERVE ACCOUNT

     1.   Reserve Account Funding Date

     2.   Opening Available Reserve Account Amount on the Distribution Date for
          the Monthly Period                                                       $              --

     3. Aggregate amount required to be withdrawn pursuant to Section 4.10(d) for inclusion in Available Finance Charge Collections:

          (a)  Covered Amount                                                      $              --

          (b)  Principal Accumulation Investment Earnings                          $              --

          (c)  Reserve Draw Amount (a MINUS b)                                     $              --

     4.   Required Reserve Account Amount                                          $              --

     5.   Reserve Account Surplus (4-(2-3))                                        $              --

H.   INFORMATION REGARDING ACCUMULATION PERIOD

     1.   Accumulation Period Length (months)                                                     --

     2.   Controlled Accumulation Amount (as recalculated, if Accumulation
          Period Length is shortened pursuant to Section 4.13)                     $              --

     IN WITNESS THEREOF, the undersigned has duly executed and delivered this Certificate the 10th day of January, 2008.

                                                  FIRST NATIONAL BANK OF OMAHA,
                                                  Servicer


                                                  By:
                                                      ----------------------------------------------
                                                  Name: Karlyn M. Knieriem
                                                  Title: Vice President